Income Taxes (Details) - Schedule of net deferred tax liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
NOL carryover	$ 7,511,485	$ 9,827,022
Other carryovers	728,907	749,475
Deferred tax liabilities:
Depreciation	(158,296)	(102,841)
Less Valuation Allowance	(8,082,096)	(10,472,656)
Net deferred tax asset